SCHEDULE OF CONTRACT LIABILITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Contract Liabilities
Balance at beginning of year	$ 227,371	$ 532,456
Additions	664,259	106,493
Recognized to revenue during the year	(26,962)	(409,495)
Exchange adjustment	2,464	(2,083)
Balance at end of year	$ 867,132	$ 227,371